United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2011

Date of Reporting Period:  Quarter ended 03/31/2011

Item 1.                      Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 92.1%
		Basic Industry — Chemicals – 3.2%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	15,905
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	663,826
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	262,661
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	120,071
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	88,645
135,000		RPM International, Inc., 6.50%, 2/15/2018	143,735
105,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	110,182
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	110,404
		TOTAL	1,515,429
		Basic Industry — Metals & Mining – 7.3%
195,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	206,223
150,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	166,064
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	139,399
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	235,942
100,000		ArcelorMittal, 6.125%, 6/1/2018	105,981
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	587,191
310,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	304,543
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	81,480
125,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	149,560
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	132,275
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	240,071
259,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	277,751
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	101,527
100,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	131,370
50,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	57,578
100,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	100,980
350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	373,684
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	109,726
		TOTAL	3,501,345
		Basic Industry — Paper – 1.6%
100,000		International Paper Co., Bond, 7.30%, 11/15/2039	111,877
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	287,199
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	134,877
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	105,736
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	113,015
		TOTAL	752,704
		Capital Goods — Aerospace & Defense – 1.5%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	133,532
150,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	162,000
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	189,438
100,000		Goodrich Corp., 4.875%, 3/1/2020	104,088
60,000		L-3 Communications Corp., Sr. Unsecd. Note, 4.95%, 2/15/2021	60,392
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	92,694
		TOTAL	742,144

Principal Amount or Shares			Value
		Capital Goods — Building Materials – 0.5%
$100,000		Masco Corp., Note, 5.875%, 7/15/2012	104,591
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	31,162
100,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	103,079
		TOTAL	238,832
		Capital Goods — Diversified Manufacturing – 0.9%
30,000		Harsco Corp., 5.75%, 5/15/2018	32,775
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	115,877
50,000		Textron Financial Corp., 5.40%, 4/28/2013	52,570
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	117,640
100,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	105,480
		TOTAL	424,342
		Capital Goods — Environmental – 0.9%
200,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	215,000
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	127,745
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	92,596
		TOTAL	435,341
		Capital Goods — Packaging – 0.5%
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	217,249
		Communications — Media & Cable – 4.8%
225,000		Comcast Corp., 7.05%, 3/15/2033	251,048
315,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	344,187
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	114,109
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	55,812
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	130,240
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	137,918
260,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	261,202
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	246,213
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	94,104
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	513,141
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	62,556
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	109,411
		TOTAL	2,319,941
		Communications — Media Noncable – 1.5%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	110,693
70,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	71,035
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	105,935
150,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	163,752
150,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	163,714
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	100,908
		TOTAL	716,037
		Communications — Telecom Wireless – 0.4%
175,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	171,836
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,202
		TOTAL	177,038
		Communications — Telecom Wirelines – 3.4%
300,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	315,189
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	454,363
200,000		Deutsche Telekom International Finance BV, Company Guarantee, 6.00%, 7/8/2019	226,728
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	98,663

Principal Amount or Shares			Value
$100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	116,571
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	295,454
80,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	81,167
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	43,323
		TOTAL	1,631,458
		Consumer Cyclical — Automotive – 2.2%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	60,822
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	55,699
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	221,992
80,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	80,048
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	183,185
180,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	189,072
250,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	260,841
		TOTAL	1,051,659
		Consumer Cyclical — Entertainment – 2.8%
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	51,577
150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	146,562
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	51,895
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	198,210
300,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	298,089
450,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	477,619
110,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	108,356
		TOTAL	1,332,308
		Consumer Cyclical — Lodging – 0.8%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	246,578
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	19,819
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	132,445
		TOTAL	398,842
		Consumer Cyclical — Retailers – 1.2%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	43,728
260,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	260,031
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	75,938
130,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	124,475
60,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	59,369
		TOTAL	563,541
		Consumer Cyclical — Services – 0.2%
110,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	111,512
		Consumer Non-Cyclical — Food/Beverage – 2.6%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	92,080
70,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	71,335
146,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	154,889
270,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	276,302
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	279,411
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	321,505
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	61,790
		TOTAL	1,257,312
		Consumer Non-Cyclical — Health Care – 1.5%
125,000		Boston Scientific Corp., 4.50%, 1/15/2015	128,875
200,000		Boston Scientific Corp., 6.00%, 1/15/2020	209,635

Principal Amount or Shares			Value
$35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	39,137
200,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	209,463
50,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	50,337
10,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	9,675
50,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	50,986
		TOTAL	698,108
		Consumer Non-Cyclical — Pharmaceuticals – 0.6%
140,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	137,025
160,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	157,840
		TOTAL	294,865
		Consumer Non-Cyclical — Products – 1.2%
100,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	102,293
90,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	90,385
140,000		Whirlpool Corp., 5.50%, 3/1/2013	148,781
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	234,423
		TOTAL	575,882
		Consumer Non-Cyclical — Supermarkets – 0.5%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	113,116
100,000		Kroger Co., Note, 6.80%, 12/15/2018	115,775
		TOTAL	228,891
		Consumer Non-Cyclical — Tobacco – 2.0%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	539,625
200,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	207,855
200,000		Reynolds American, Inc., Company Guarantee, 7.25%, 6/15/2037	211,500
		TOTAL	958,980
		Energy — Independent – 4.2%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	135,498
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	53,045
125,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	130,114
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	849,825
190,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	193,066
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	256,485
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	325,635
57,182	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	60,613
		TOTAL	2,004,281
		Energy — Integrated – 3.0%
100,000		Hess Corp., 7.00%, 2/15/2014	113,315
300,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	286,688
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	115,647
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	93,544
380,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	393,074
400,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.50%, 6/15/2038	431,134
		TOTAL	1,433,402
		Energy — Oil Field Services – 1.2%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	34,694
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	125,886
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	91,892
300,000		Weatherford International Ltd., 7.00%, 3/15/2038	317,478
		TOTAL	569,950

Principal Amount or Shares			Value
		Energy — Refining – 1.8%
$150,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	151,605
450,000		Valero Energy Corp., 9.375%, 3/15/2019	573,164
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	132,293
		TOTAL	857,062
		Financial Institution — Banking – 6.8%
100,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	100,314
200,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	200,429
200,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	211,224
30,000		Capital One Capital IV, 6.745%, 2/17/2037	30,413
170,000		Capital One Capital V, 10.25%, 8/15/2039	185,512
150,000		Capital One Capital VI, 8.875%, 5/15/2040	159,188
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	275,766
125,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	130,678
100,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	103,002
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	136,853
270,000		City National Corp., Note, 5.25%, 9/15/2020	268,658
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	309,923
100,000		Goldman Sachs Group, Inc., 6.00%, 6/15/2020	105,792
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	160,236
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	110,682
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	44,176
265,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	283,337
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	38,004
355,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	352,871
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	57,860
		TOTAL	3,264,918
		Financial Institution — Brokerage – 2.5%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	194,915
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,303
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	77,831
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	53,879
50,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	53,337
385,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	452,934
190,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	227,257
125,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	130,287
		TOTAL	1,201,743
		Financial Institution — Finance Noncaptive – 1.2%
300,000		Discover Bank, Sub., 8.70%, 11/18/2019	359,532
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	96,750
30,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,116
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	70,597
		TOTAL	559,995
		Financial Institution — Insurance — Health – 0.2%
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	117,957
		Financial Institution — Insurance — Life – 3.5%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	88,306
250,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	267,283
50,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	56,904
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	220,609

Principal Amount or Shares			Value
$100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	138,750
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	53,304
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	175,942
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	212,941
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	312,274
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	157,869
		TOTAL	1,684,182
		Financial Institution — Insurance — P&C – 2.1%
400,000		CNA Financial Corp., 6.50%, 8/15/2016	436,395
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	51,644
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	56,488
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	78,125
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	131,202
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	239,320
		TOTAL	993,174
		Financial Institution — REITs – 4.0%
100,000		AMB Property LP, 6.30%, 6/1/2013	107,953
100,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	109,465
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	108,719
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	77,149
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	214,501
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	243,350
200,000		Liberty Property LP, 6.625%, 10/1/2017	226,421
230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	230,768
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	132,862
70,000		Prologis, Sr. Note, 7.625%, 8/15/2014	80,079
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	205,590
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	80,130
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	118,917
		TOTAL	1,935,904
		Technology – 1.8%
140,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	143,125
100,000		BMC Software, Inc., 7.25%, 6/1/2018	113,839
240,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	267,414
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	104,193
30,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	29,728
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	110,394
60,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	61,987
50,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	51,698
		TOTAL	882,378
		Transportation — Airlines – 0.8%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	77,278
320,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	331,483
		TOTAL	408,761
		Transportation — Railroads – 0.9%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	81,008
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	97,118
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	112,720

Principal Amount or Shares			Value
$125,000		Union Pacific Corp., 4.875%, 1/15/2015	135,059
		TOTAL	425,905
		Transportation — Services – 1.4%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	111,722
200,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 7.00%, 10/15/2037	216,889
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	41,299
34,000		Ryder System, Inc., 5.95%, 5/2/2011	34,140
65,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	65,459
180,000		Ryder System, Inc., Sr. Unsecd. Note, 7.20%, 9/1/2015	207,916
		TOTAL	677,425
		Utility — Electric – 6.2%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	230,669
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	70,324
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	111,887
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	64,082
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	51,708
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	146,828
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	98,865
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	59,216
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,179
250,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	262,231
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	435,507
64,914	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	70,772
160,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	178,595
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	273,353
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	49,124
130,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	132,106
200,000		PSEG Power LLC, Company Guarantee, 5.125%, 4/15/2020	203,875
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	35,491
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	82,927
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	237,810
100,000		Union Electric Co., 6.00%, 4/1/2018	109,169
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	53,037
		TOTAL	2,963,755
		Utility — Natural Gas Distributor – 1.1%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	265,345
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,271
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	41,867
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	124,008
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	85,618
		TOTAL	543,109
		Utility — Natural Gas Pipelines – 7.3%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	82,081
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	81,074
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	74,950
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	111,347
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	52,030
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	207,634
415,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	497,213

Principal Amount or Shares			Value
$200,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	215,208
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	311,861
970,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	981,252
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	422,263
100,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	105,827
120,000		Williams Partners LP, 5.25%, 3/15/2020	125,261
260,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	247,663
		TOTAL	3,515,664
		TOTAL CORPORATE BONDS (IDENTIFIED COST $42,231,699)	44,183,325
		Governments/Agencies – 4.5%
		Sovereign – 4.5%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	615,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	225,200
500,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	532,500
190,000		Peru, Government of, 6.55%, 3/14/2037	205,865
100,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	105,750
206,000		United Mexican States, 6.75%, 9/27/2034	233,704
210,000		United Mexican States, Note, 5.625%, 1/15/2017	233,236
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,148,619)	2,151,255
		MUTUAL FUND – 0.8%
376,735	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	376,735
		TOTAL INVESTMENTS — 97.4% (IDENTIFIED COST $44,757,053) [5]	46,711,315
		OTHER ASSETS AND LIABILITIES - NET — 2.6% [6]	1,271,224
		TOTAL NET ASSETS — 100%	$47,982,539

At March 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7] U.S. Treasury Notes 10-Year Short Futures	15	$1,785,469	June 2011	$9,495
[7] U.S. Treasury Notes 5-Year Short Futures	10	$1,167,891	June 2011	$4,197
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$13,692

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liablities-Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $3,605,346, which represented 7.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $3,605,346, which represented 7.5% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	At March 31, 2011, the cost of investments for federal tax purposes was $44,757,053. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,954,262. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,281,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $326,789.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$44,183,325	$ —	$44,183,325
Governments/Agencies	—	2,151,255	—	2,151,255
Mutual Fund	376,735	—	—	376,735
TOTAL SECURITIES	$376,735	$46,334,580	$ —	$46,711,315
OTHER FINANCIAL INSTRUMENTS*	$13,692	$ —	$ —	$13,692
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

Federated High-Yield Strategy Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Shares			Value
		MUTUAL FUND – 100.0%
1,569,441	[1]	High Yield Bond Portfolio	10,421,087
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $10,211,382) [2]	10,421,087
		OTHER ASSETS AND LIABILITIES - NET — 0.0% [3]	9,951
		TOTAL NET ASSETS — 100%	$10,431,038
1	Affiliated company.
2	At March 31, 2011, the cost of investments for federal tax purposes was $10,211,382. The net unrealized appreciation of investments for federal tax purposes was $209,705. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $209,705.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
1

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated partnership offered only to registered investment companies and other accredited investors.

2

Federated Mortgage Strategy Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Shares or Principal Amount		Value
	MUTUAL FUND – 100.1% [1]
2,805,768	Federated Mortgage Core Portfolio	28,029,620
	Repurchase Agreement – 0.0%
$2,000	Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546. (AT COST)	2,000
	TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $28,279,208) [2]	28,031,620
	OTHER ASSETS AND LIABILITIES - NET — (0.1)% [3]	(26,965)
	TOTAL NET ASSETS — 100%	$28,004,655
1	Affiliated holding.
2	At March 31, 2011, the cost of investments for federal tax purposes was $28,279,208. The net unrealized depreciation of investments for federal tax purposes was $247,588. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $247,588.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Fund	$28,029,620	$ —	$ —	$28,029,620
Repurchase Agreement	—	2,000	—	2,000
TOTAL SECURITIES	$28,029,620	$2,000	$ —	$28,031,620
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Managed Pool Series

By                      /S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      May 23, 2011

By                      /S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011